Note 7 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
Schedule of Other Assets [Table Text Block]
	December 31,
	2013	2014
Prepayment of advertising fees	$281,590	$213,837
Advertising deposit	250,837	355,390
Advances to suppliers	1,182,555	840,308
VAT refund receivable	141,292	139,908
Interest receivable	419,991	1,264,075
Prepayment of office rental	185,698	380,325
Amount due from noncontrolling shareholders (i)	-	2,393,645
Sales of cost method investment receivable (Note 11)	-	2,168,868
Other current assets	844,716	784,507
	$3,306,679	$8,540,863